Note 6 - Stockholders' Deficit	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6                   STOCKHOLDERS’ DEFICIT

Common Stock

The Company adopted a certificate of amendment to the Company’s restated certificate of incorporation to increase the number of authorized shares of its $.001 par value common stock from 10,000,000 shares to 20,000,000 shares which was recorded by the state of Delaware on October 2, 2015.

No common stock was issued during the years ended December 31, 2015 and 2014.

Stock-Based Compensation

On March 15, 2006, the Company adopted the “Protagenic Therapeutic, Inc. 2006 Employee, Director and Consultant Stock Plan” (the “Plan”) and authorized 140,000 shares for issuance pursuant to the Plan. On April 1, 2012, the Company increased the number of authorized shares to 2,000,000 shares. In accordance with the Plan, the Company can grant to certain employees, directors or consultants options to purchase shares of the Company’s common stock which vest automatically or ranging from a one-year period to a five-year period. The shares are exercisable over a period of ten years from the date of grant. The Plan provides that qualified options be granted at an exercise price equal to the fair market value at the date of grant, as determined by the Board of Directors. During the years ended December 31, 2015 and 2014, the Company granted a total of 490,000 and 240,000 respectively, options to purchase shares of the Company’s common stock at an exercise price of $1.25 and $1.00 per share. The 2015 and 2014 options vest monthly ranging from six months to over a five-year period for one individual.

Management has determined that for each round of stock options granted, it was reasonable to estimate the fair value of the common stock options using the Black Scholes option pricing model. Accordingly, the Company has accounted for options using this calculated value method. Based on the fact that the Company is a privately held company with no revenue, management has estimated its expected future equity volatility factor in valuing the Company’s common stock equivalents by starting with its historical volatility adjusted for the volatility of equity interests from comparable publicly traded and privately held published companies to arrive at such industry benchmarks to evaluate.

The fair value of each stock option granted and warrant issued during 2015 and 2014 was estimated using the Black Scholes assumptions and or factors as follows:

	2015			2014
Expected dividend yield		0%		0%
Risk free interest rate	1.66%	-	2.43%	2.30%
Expected life in years		10		10
Expected volatility		85%		85%

No stock options expired or were forfeited during the years ended December 31, 2015 and 2014. As of December 31, 2015, the stock options had no intrinsic value as there was no current market value for the shares. The Company recognized stock-based compensation expense pertaining to the options granted of $190,751 and $85,168 during the years ended December 31, 2015 and 2014, respectively.

Stock-Based Compensation (continued)

As of December 31, 2015 and 2014, the Plan had remaining option shares to be granted of 292,256 and 782,256, respectively. Unrecognized compensation expense related to unvested awards as of December 31, 2015 was approximately $290,985, and will be recognized over the remaining vesting periods of the underlying awards.

The following is an analysis of the stock option grant activity under the Plan:

		Exercise	Weighted Average
	Number	Price	Exercise Price
Stock Options

Outstanding January 1, 2014	977,744		$0.60
Granted	240,000	$1.00
Outstanding December, 31, 2014	1,217,744		$0.68
Granted	490,000	$1.25
Outstanding December, 31, 2015	1,707,744		$0.84

The following is an analysis of the vested and non-vested stock options under the Plan as of December 31, 2015:

Number of Options	Expiration Date	Remaining Contractual Life (Years)	Exercise Price
104,150	March 1, 2016	0.17	$0.26
312,449	March 15, 2016	0.21	$0.26
55,000	August 1, 2016	0.59	$0.26
60,000	November 1, 2016	0.84	$0.26
21,145	February 1, 2017	1.09	$1.00
290,000	March 1, 2021	5.25	$1.00
10,000	June 10, 2021	5.45	$1.00
50,000	April 1, 2022	6.25	$1.00
75,000	December 1, 2022	6.92	$1.00
90,000	March 1, 2024	8.17	$1.00
215,000	March 1, 2025	9.17	$1.25
75,000	March 9, 2025	9.19	$1.25
150,000	March 1, 2027	11.17	$1.00
200,000	January 22, 2030	14.07	$1.25
1,707,744

Warrants

The Company has conducted private placement offerings to raise financing since its formation. In connection with the private placement offerings that occurred in 2013, 2011, and 2007, the Company offered its common stock at a fixed purchase price of $1.00 per share, $0.001 par value, and offered 3 warrants for each share purchased. The warrants have an exercise price of $1.00 per share and have an exercise term of ten years from the date of issuance.

The Company has warrants outstanding as follows:

	December 31, 2015	December 31, 2014
Financing and stock subscriptions (includes 300,000 warrants to the Major Stockholder and Chairman)	2,100,000	2,100,000
Consultants	350,000	100,000
Major Stockholder and Chairman	953,367	953,367
Total Warrants Issued	3,403,367	3,153,367

A summary of warrant issuances are as follows:

		Exercise	Weighted Average
	Number	Price	Exercise Price
Warrants

Outstanding January 1, 2014	3,153,367		$1.01
Granted	-	$-
Outstanding December, 31, 2014	3,153,367		$1.00
Granted	250,000	$1.25
Outstanding December, 31, 2015	3,403,367		$1.05

All outstanding warrants are currently exercisable. A summary of warrants issued and outstanding at December 31, 2015 is summarized as follows:

Number of Common Stock Equivalents	Expiration Date	Remaining Contractual Life(Years)			Exercise Price
100,000	01/01/2017		1.2		$1.25
675,000	07/07/2021	5.5	to	6.7	$1.00
2,628,367	12/20/2023	7.3	to	8.1	$1.05
3,403,367

Warrants (continued)

The Company recognized stock-based compensation expense pertaining to the warrants issued of $287,878 and $0 during the years ended December 31, 2015 and 2014, respectively.

As of December 31, 2015, the Major Stockholder and Chairman has been issued 1,253,367 warrants to purchase 417,789 shares of common stock at an exercise price of $1.00 exercisable over 10 year periods which ends either on May 19, 2021 (warrants to purchase 100,000 shares of common stock) or on February18, 2023 (warrants to purchase 317,789 shares of common stock).